SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets
Capital loss carryover	$ 140
Net operating loss carryforwards	17,774	18,398
Intangible	462	530
Interest expense limitations	2,702	2,484
Other	60	47
Total deferred tax assets	21,138	21,459
Valuation Allowance	(20,699)	(21,738)
Total net deferred tax assets	439	(279)
Deferred Tax Liabilities
Property and equipment depreciation	(9)	(25)
flyExclusive investment	(16)
Installment sale deferred tax liability	(414)
Total deferred tax liabilities	(439)	(25)
Net deferred tax assets (liabilities)		$ (305)